Income Taxes - Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal
Current		$ 0	$ 0
Deferred		(11,015,759)	(1,496,712)
State and Local
Current		0	0
Deferred		(900,789)	39,574
Foreign
Current		0	0
Deferred		2,867	(8,412)
Change in valuation allowance		11,913,681	1,465,550
Total	$ 0	$ 0	$ 0